PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Estimated Useful Lives		March 31, 2012

Optical equipment	5 years	$39,386
Office equipment	3 - 10 years	8,231
Computers and peripherals	5 years	16,000
Furniture and fixtures	5 years	6,873

		70,490
Less accumulated depreciation		(63,463)

Net property and equipment		$7,027

Depreciation expense for the three months ended March 31, 2012 and 2011 was $1,400 and $1,346, respectively.

PROPERTY AND EQUIPMENT

	Estimated Useful Lives	September 30, 2011	September 30, 2010

Optical equipment	5 years	$ 39,386	$ 39,386
Office equipment	3 - 10 years	$8,231	$8,231
Computers and peripherals	5 years	7,000	16,000
Furniture and fixtures	5 years	6,873	-
		70,490	63,617
Less accumulated depreciation		(62,063)	(58,617)

Net property and equipment		$8,427	$5,000

Depreciation expense for the years ended September 30, 2011and 2010 was $2,800 and $1,802, respectively.